Earning Per Share - Schedule of Dilutive Securities Included in Computation of Earnings Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Warrants	195,700		1,537,484
Share-based compensation awards	1,537,484		161,100
Total dilutive securities	1,733,184	0	1,698,584	0